Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Beginning balance	$ 369,410		$ 366,928	$ 369,339
Effect of retrospective application of IFRS 9			883
Profit Allocated to Noncontrolling Interests	1,024	$ 33	1,172	1,141
Unrealized gain or loss on available-for-sale financial assets			605	(721)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	0		(3)	(2)
Income tax relating to remeasurements of defined benefit pension plans	243		344	347
Cash dividends distributed by subsidiaries	(958)		(942)	(710)
Partial disposal of interests in subsidiaries	1,175		106	83
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	53		22	17
Net increase in noncontrolling interests	294		223	5
Ending balance	384,529	12,562	369,410	366,928
Noncontrolling interests [Member]
Beginning balance	8,474		6,272	5,065
Effect of retrospective application of IFRS 9	(4)		0	0
Profit Allocated to Noncontrolling Interests	1,024		1,172	1,141
Exchange differences arising from the translation of the net investment in foreign operations	(3)		(12)	(41)
Unrealized gain or loss on financial assets at FVOCI	(1)		0	0
Unrealized gain or loss on available-for-sale financial assets	0		(2)	0
Income tax relating to unrealized gain and loss on available-for-sale financial assets	0		1	0
Remeasurements of defined benefit pension plans	(9)		(8)	(18)
Income tax relating to remeasurements of defined benefit pension plans	3		0	3
Share of other comprehensive income or loss of associates accounted for using equity method	1		(2)	(1)
Cash dividends distributed by subsidiaries	(958)		(942)	(710)
Partial disposal of interests in subsidiaries	349		29	25
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	700		1,750	786
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	42		20	17
Net increase in noncontrolling interests	239		196	5
Ending balance	9,857	$ 322	8,474	6,272
As Adjusted [Member] | Noncontrolling interests [Member]
Beginning balance	$ 8,470		6,272	5,065
Ending balance			$ 8,470	$ 6,272